CREDIT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Risk and Uncertainty [Line Items]
CREDIT RISKS AND UNCERTAINTIES	CREDIT RISKS AND UNCERTAINTIES Cash amounts at the Trustee may exceed the federally insured limit from time to time. The Plan provides for investments in various investment securities, which, in general, are exposed to certain risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and such changes could materially affect participant account balances and the amounts reported in the Statements of Net Assets Available for Benefits.